Other assets (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other assets [Abstract]
Customer relationships	[1]	R$ 1,679,305	R$ 1,197,278	R$ 221,478
Prepayments and accrued income		784,456	690,814	1,383,476
Contractual guarantees of former controlling stockholders (Note 24.c.5)		707,130	814,925	789,974
Actuarial asset (Note 23)		198,188	153,661
Amounts receivable of covenants				8
Other receivables	[2]	1,209,191	2,247,334	1,407,182
Total		R$ 4,578,270	R$ 5,104,012	R$ 3,802,118

[1]	In 2015, the balance shown is net of provision for non-recoverable loss of the asset recorded for the purchase of rights to the provision of payroll services in the amount of R$534,281 recorded in 'Impairment losses on other assets (net) - Others'. The loss on the rights in the acquisition of payrolls was recorded due to the reduction of the expected return value in the management of payrolls and contracts break history.
[2]	Corresponds mainly to receivables from third parties.